COMMON STOCK AND DIVIDENDS, Restrictions on distribution of retained earnings (Details)	12 Months Ended
Dec. 31, 2019
COMMON STOCK AND DIVIDENDS [Abstract]
Percentage of legal reserve of net income	5.00%
Percentage of aggregate reserve	20.00%
Percentage of limit for distribution of dividends	80.00%
Percentage of limit for payment of dividends to non-resident shareholders	30.00%